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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108


                      	Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
       Pioneer Fundamental Growth Fund
       Schedule of Investments  12/31/05
Shares                                                 Value
       COMMON STOCKS - 99.7 %
       Energy - 1.3 %
       Integrated Oil & Gas - 1.3 %
100    Occidental Petroleum Corp.                   $    7,988
490    Repsol SA (A.D.R.)                               14,411
                                                    $   22,399
       Total Energy                                 $   22,399
       Materials - 1.8 %
       Diversified Chemical - 1.2 %
490    Dow Chemical Co.                             $   21,471
       Industrial Gases - 0.6 %
200    Praxair, Inc.                                $   10,592
       Total Materials                              $   32,063
       Capital Goods - 9.3 %
       Aerospace & Defense - 2.0 %
640    United Technologies Corp.                    $   35,782
       Building Products - 1.7 %
780    American Standard Companies, Inc.            $   31,161
       Construction & Farm Machinery &
       Heavy Trucks - 1.0 %
260    Deere & Co.                                  $   17,708
       Industrial Conglomerates - 3.6 %
390    3M Co.                                       $   30,225
1,170  Tyco International Ltd.                          33,766
                                                    $   63,991
       Industrial Machinery - 1.0 %
200    Illinois Tool Works, Inc.  (b)               $   17,598
       Total Capital Goods                          $  166,240
       Commercial Services & Supplies - 0.8 %
       Diversified Commercial Services - 0.8 %
200    The Dun & Bradstreet Corp. *                 $   13,392
       Total Commercial Services & Supplies         $   13,392
       Consumer Durables & Apparel - 1.5 %
       Apparel, Accessories & Luxury Goods - 0.6 %
290    Liz Claiborne, Inc.                          $   10,387
       House Wares & Specialties - 0.9 %
200    Fortune Brands, Inc.                         $   15,604
       Total Consumer Durables & Apparel            $   25,991
       Consumer Services - 1.8 %
       Education Services - 0.9 %
490    Career Education Corp. *                     $   16,522
       Hotels, Resorts & Cruise Lines - 0.9 %
300    Carnival Corp.                               $   16,041
       Total Consumer Services                      $   32,563
       Media - 3.7 %
       Advertising - 0.5 %
100    Omnicom Group                                $    8,513
       Broadcasting & Cable Television - 3.2 %
5,840  Liberty Media Corp. *                            45,960
320    Viacom, Inc. (Class B)                           20,864
                                                    $   66,824
       Total Media                                  $   75,337
       Retailing - 6.1 %
       Apparel Retail - 3.2 %
300    Abercrombie & Fitch Co.                      $   19,554
340    Ross Stores, Inc.                                 9,826
1,230  TJX Companies, Inc.                              28,573
                                                    $   57,953
       Home Improvement Retail - 2.9 %
1,270  Home Depot, Inc.                             $   51,410
       Total Retailing                              $  109,363
       Food & Drug Retailing - 2.1 %
       Drug Retail - 2.1 %
1,420  CVS Corp.                                    $   37,516
       Total Food & Drug Retailing                  $   37,516
       Food Beverage & Tobacco - 4.1 %
       Soft Drinks - 0.8 %
200    Fomento Economico Mexicano SA de CV          $   14,502
       Tobacco - 3.3 %
780    Altria Group, Inc.                           $   58,282
       Total Food Beverage & Tobacco                $   72,784
       Household & Personal Products - 5.3 %
       Household Products - 3.7 %
1,130  Procter & Gamble Co.                         $   65,404
       Personal Products - 1.6 %
1,030  Avon Products, Inc.                          $   29,407
       Total Household & Personal Products          $   94,811
       Health Care Equipment & Services - 11.8 %
       Health Care Distributors - 1.9 %
490    Cardinal Health, Inc.                        $   33,688
       Health Care Equipment - 6.6 %
640    Biomet, Inc.                                 $   23,405
1,710  Boston Scientific Corp. *                        41,878
810    Guidant Corp.                                    52,448
                                                    $  117,731
       Health Care Services - 1.3 %
890    IMS Health, Inc.                             $   22,179
       Health Care Supplies - 1.4 %
490    Cooper Co., Inc.                             $   25,137
       Managed Health Care - 0.6 %
200    Coventry Health Care, Inc. *                 $   11,392
       Total Health Care Equipment & Services       $  210,127
       Pharmaceuticals & Biotechnology - 14.9 %
       Biotechnology - 6.2 %
780    Amgen, Inc. *                                $   61,511
1,000  Cubist Pharmaceuticals, Inc. *                   21,250
290    Gilead Sciences, Inc. *                          15,263
440    Vertex Pharmaceuticals, Inc. *                   12,175
                                                    $  110,199
       Pharmaceuticals - 8.7 %
590    Astrazeneca Plc (A.D.R.)                     $   28,674
100    Barr Laboratorie, Inc. *                          6,229
1,220  IVAX Corp. *                                     38,223
980    Johnson & Johnson                                58,898
766    Par Pharmaceutical Co., Inc. *                   24,006
                                                    $  156,030
       Total Pharmaceuticals & Biotechnology        $  266,229
       Banks - 0.6 %
       Diversified Banks - 0.6 %
190    Wachovia Corp.                               $   10,043
       Total Banks                                  $   10,043
       Diversified Financials - 2.4 %
       Investment Banking & Brokerage - 0.6 %
80     Goldman Sachs Group, Inc.                    $   10,217
       Other Diversified Finance Services - 1.8 %
680    Citigroup, Inc.                              $   33,000
       Total Diversified Financials                 $   43,217
       Insurance - 2.3 %
       Multi-Line Insurance - 2.3 %
590    American International Group, Inc.           $   40,256
       Total Insurance                              $   40,256
       Software & Services - 14.1 %
       It Consulting & Other Services - 1.0 %
625    Accenture, Ltd.                              $   18,044
       Systems Software - 13.1 %
3,250  Microsoft Corp.                              $   84,988
3,209  Macrovision Corp. *                              53,687
4,120  Oracle Corp. *                                   50,305
2,500  Symantec Corp. *                                 43,750
                                                    $  232,730
       Total Software & Services                    $  250,774
       Technology Hardware & Equipment - 12.0 %
       Communications Equipment - 8.2 %
2,380  Avaya, Inc. *                                $   25,395
4,300  Cisco Systems, Inc. *                            73,616
500    Corning, Inc. *                                   9,830
870    Qualcomm, Inc.                                   37,480
                                                    $  146,321
       Computer Hardware - 3.8 %
2,250  Dell, Inc. *                                 $   67,478
       Total Technology Hardware & Equipment        $  213,799
       Semiconductors - 3.8 %
       Semiconductors - 3.8 %
2,690  Intel Corp.                                  $   67,142
       Total Semiconductors                         $   67,142
       Telecommunication Services - 1.2 %
       Wireless Telecommunication Services - 1.2 %
980    Vodafone Group Plc (A.D.R.)                  $   21,041
       Total Telecommunication Services             $   21,041
       TOTAL COMMON STOCKS
       (Cost  $1,746,616)                           $1,805,087
       TEMPORARY CASH INVESTMENTS - 1.0%
       Securities Lending Investment Fund - 4.24%   $  17,290
       TOTAL TEMPORARY CASH INVESTMENT
       (Cost  $17,290)                              $  17,290
       TOTAL INVESTMENTS IN SECURITIES -100.7%
       (Cost  $1,746,616)                           $1,822,377
       OTHER ASSETS AND LIABILITIES - (0.7)%        $ (12,234)
       TOTAL NET ASSETS - 100.0%                    $1,810,143


(A.D.R.American Depositary Receipt
*      Non-income producing
(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,746,616 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax$ 151,375 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over v (75,614)
       Net unrealized gain                          $   75,761

(b)    At December 31, 2005, the following securities were
       out on loan:
Shares Security                                        Value
  190   Illinois Tool Works, Inc.                    $  16,718


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund
By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.